Related party transactions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Total associates and joint ventures	$ 816	$ 284
Total other related parties	(1,305)	(1,045)
Total Parent Company		1,283
Total Directors and Senior Management	(85)	(46)
Total	(574)	476
Other Associates And Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Loans granted	7
Leases and/or rights of use receivable	3	4
Leases and/or rights of use payable	(1)	(1)
Commissions payable		(5)
Advertising spaces payable		(1)
Management fees receivable		1
Other credits		3
Shared-based compensation receivable	1	1
Loans payable	(10)	(11)
Reimbursement of expenses	5	8
Reimbursement of expenses payable	(1)	(1)
Sale of goods and / or services payable	(3)
Camsa And Its Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses receivable	2	5
Reimbursement of expenses payable		(3)
Fees payable	(1,351)	(1,020)
La Rural S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends receivables	7
Leases and/or rights of use receivable	29	29
Leases and/or rights of use payable	(1)
Canon receivable
Real Estate Strategies LP [Member]
Disclosure of transactions between related parties [line items]
Dividends receivables	19
Reimbursement of expenses	2
Taaman [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use payable		(24)
Willi-food International Ltd. [Member]
Disclosure of transactions between related parties [line items]
Financial operations payable		(29)
Other Related Parties [Member]
Disclosure of transactions between related parties [line items]
Other receivables
Other liabilities	(11)
Leases and/or rights of use receivable	1	1
Legal services payable	(2)	(4)
Inversiones Financieras Del Sur S.A. [Member]
Disclosure of transactions between related parties [line items]
Financial operations receivable		1,283
Directors And Senior Management [Member]
Disclosure of transactions between related parties [line items]
Fees payable	(85)	(46)
Cresca S.A. [Member]
Disclosure of transactions between related parties [line items]
Credits granted		168
Other liabilities	(11)
Agrofy S.A. [Member]
Disclosure of transactions between related parties [line items]
Other receivables	1	13
Agro Uranga S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends receivables		8
Sale of goods and / or services receivable	27
Futures and options payable	(1)
New Lipstick LLC [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses receivable	7	5
Loans granted	585
Condor Hospitality Trust Inc. [Member]
Disclosure of transactions between related parties [line items]
Dividends receivables		8
Public companies securities	135
Manibil S.A. [Member]
Disclosure of transactions between related parties [line items]
Contributions in advance	$ 72	$ 84